Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Supplement dated October 1, 2024
to the
Mairs & Power Growth Fund
Mairs & Power Balanced Fund
Mairs & Power Small Cap Fund
(each, the “Fund” and collectively, the “Funds”)

Statement of Additional Information (“SAI”)
dated April 30, 2024

This supplement makes the following amendments to disclosures in the Funds’ SAI, dated April 30, 2024:

Effective October 1, 2024, Mr. Brent S. Miller, CFA®, has been added as a portfolio manager of the Mairs & Power Balanced Fund (the “Balanced Fund”). The following disclosures are hereby revised to reflect the addition of Mr. Miller as a portfolio manager of the Balanced Fund:

The section entitled “Portfolio Managers – Other Accounts Managed”, beginning on page 29 is amended to read as follows:

Other Accounts Managed

The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth in the following table. The number of accounts and assets is shown as of December 31, 2023.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies (in millions)	Other Pooled Investment Vehicles	Other Accounts (in millions)	Registered Investment Companies (in millions)	Other Pooled Investment Vehicles	Other Accounts (in millions)
Andrew R. Adams	0	0	79	0	0	0
	$0	$0	$199	$0	$0	$0

Kevin V. Earley	0	0	247	0	0	0
	$0	$0	$471	$0	$0	$0

Peter J. Johnson	0	0	170	0	0	0
	$0	$0	$507	$0	$0	$0

Christopher D. Strom	0	0	20	0	0	0
	$0	$0	$45	$0	$0	$0

Robert W. Thompson	0	0	74	0	0	0
	$0	$0	$751	$0	$0	$0

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies (in millions)	Other Pooled Investment Vehicles	Other Accounts (in millions)	Registered Investment Companies (in millions)	Other Pooled Investment Vehicles	Other Accounts (in millions)

Michael C. Marzolf	0	0	49	0	0	0
	$0	$0	$159	$0	$0	$0

Brent S. Miller(1)	0	0	3	0	0	0
	$0	$0	$7	$0	$0	$0
(1)Assets and amounts for Mr. Miller are as of August 31, 2024.

The section entitled “Portfolio Managers – Ownership of Securities” beginning on page 30 is amended as follows:

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of December 31, 2023, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund / Portfolio Manager	Dollar Range of Shares Owned in Fund

Growth Fund
Andrew R. Adams	over $1,000,000
Peter J. Johnson	over $1,000,000

Balanced Fund
Kevin V. Earley	over $1,000,000
Robert W. Thompson	$500,001 - $1,000,000
Brent S. Miller(1)	$500,001 - $1,000,000

Small Cap Fund
Andrew R. Adams	over $1,000,000
Christopher D. Strom	$100,001-$500,000
Michael C. Marzolf	$100,001-$500,000
(1)Assets and amounts for Mr. Miller are as of August 31, 2024.

Please retain this supplement with your SAI.